Income Tax Status	12 Months Ended
Dec. 31, 2025
Colony Bankcorp, Inc. 401(k) Plan
Income Tax Status
Income Tax Status

(5) Income Tax Status

In July 2025, the Plan adopted the John Hancock Retirement Services 401(k) Volume Submitter Plan. The volume submitter plan sponsor, John Hancock, received a favorable opinion letter from the IRS dated June 2020, which states that the volume submitter plan, in form, meets the requirements of Section 401(s) of the IRC, and therefore, is tax-exempt under the provision of Section 401(a). Although the Plan has been amended since receiving the determination letter, the Plan administrator and the Plan's tax counsel believes the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.

Prior to July 2025, in December 2019, the Plan adopted the Principal Financial Group 401(k) Volume Submitter Plan. The volume submitter plan sponsor, Principal Life Insurance Company, received a favorable opinion letter from the IRS which states that the volume submitter plan, in form, meets the requirements of Section 401(s) of the IRC, and therefore, is tax-exempt under the provision of Section 401(a). Although the Plan has been amended since receiving the determination letter, the Plan administrator and the Plan’s tax counsel believes the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.